Description of Business and Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) branch Segment $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Basis of Financial Statement Presentation [Abstract]
Number of additional branch office locations | branch	7
Ownership interest in joint venture (in hundredths)	51.00%
Income Taxes [Abstract]
Recognize interest, related to income tax	$ 0	$ 0
Recognize penalties, related to income tax	0	0
Uncertain tax positions	$ 0	0
Segment Reporting [Abstract]
Number of reportable segments | Segment	1
Securities:
Non-credit unrealized losses on available for sale securities with OTTI	$ 0	(309,000)
Unrealized (losses) gains on available for sale securities without OTTI	(207,000)	(273,000)
Tax impact	77,000	233,000
Accumulated other comprehensive income (loss), total	(130,000)	(349,000)
Basic earnings per common share
Net income available to common shareholders	$ 10,751,000	$ 17,310,000	$ 9,497,000
Average common shares outstanding (in shares) | shares	7,657,756	7,507,709	7,309,874
Basic earnings per common share (in dollars per share) | $ / shares	$ 1.40	$ 2.31	$ 1.30
Diluted earnings per common share
Net income available to common shareholders	$ 10,751,000	$ 17,310,000	$ 9,497,000
Dividend on Preferred Series B	1,119,000	1,200,000	1,200,000
Net income available to common shareholders pre dividend on Preferred Series B	$ 11,870,000	$ 18,510,000	$ 10,697,000
Average common shares outstanding (in shares) | shares	7,657,756	7,507,709	7,309,874
Dilutive potential common shares (in shares) | shares	1,901,879	2,114,563	2,258,431
Total diluted average common shares outstanding (in shares) | shares	9,559,635	9,622,272	9,568,305
Diluted earnings per common share (in dollars per share) | $ / shares	$ 1.24	$ 1.92	$ 1.12
Common Stock Options
Diluted earnings per common share
Securities not included in the computation of diluted EPS (in shares) | shares	0	0
Computers and Software
Company Premises and Equipment [Abstract]
Estimated useful lives	3 years
Equipment | Minimum
Company Premises and Equipment [Abstract]
Estimated useful lives	5 years
Equipment | Maximum
Company Premises and Equipment [Abstract]
Estimated useful lives	10 years
Building
Company Premises and Equipment [Abstract]
Estimated useful lives	40 years